Significant Financing Transactions (Narrative) (Detail)			1 Months Ended											2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
		Jun. 14, 2019 USD ($) $ / shares shares	Jun. 30, 2022 shares	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Aug. 31, 2019 USD ($) shares	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($) Bond	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Apr. 30, 2018 shares	Apr. 30, 2018 shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares		Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Facility Limit	[1]				$ 6,000,000,000										$ 6,000,000,000			$ 6,000,000,000
Short-term debt					2,420,000,000										2,420,000,000			2,420,000,000		$ 334,000,000	[2]
Repayment of long-term debt																		$ 8,595,000,000	$ 3,154,000,000
Tender offer expiration description																		Both DESC tender offers and the SCANA tender offer expired in the first quarter of 2019
Issuance of common stock (in shares) | shares						18,500,000
Number of shares received | shares												26,700,000
Increase (decrease) Non-controlling interest												$ 375,000,000
Shares of common stock issued in acquisition, value																		$ 6,818,000,000
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities																		(40,000,000)
Cash proceeds received from common stock						$ 1,400,000,000												1,802,000,000	737,000,000
Issuance costs		$ 28,000,000
Issuance of common stock value															$ 1,477,000,000		$ 75,000,000	$ 3,398,000,000	$ 737,000,000
Common Stock
Debt Instrument [Line Items]
Issuance of common stock (in shares) | shares															20,000,000		1,000,000	24,000,000	10,000,000
Shares of common stock issued in acquisition | shares																		96,000,000
Shares of common stock issued in acquisition, value																		$ 6,818,000,000
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities																		1,181,000,000
Issuance costs		14,000,000
Issuance of common stock value															$ 1,477,000,000		$ 75,000,000	$ 1,802,000,000	$ 737,000,000
Common Stock | Forward Sale Agreements
Debt Instrument [Line Items]
Cash proceeds received from common stock																				$ 1,400,000,000
Issuance of shares of common stock under forward equity sale agreement | shares														20,000,000
2019 Corporate Units
Debt Instrument [Line Items]
Total Long-term Debt		$ 1,600,000,000
Issuance of common stock (in shares) | shares		16,000,000
Percentage of interest in undivided beneficial ownership		10.00%
2019 Corporate Units | Scenario Forecast | Maximum
Debt Instrument [Line Items]
Shares to be issued under purchase contracts | shares			21,800,000
2019 Corporate Units | Common Stock
Debt Instrument [Line Items]
Purchase price to be paid under stock purchase contracts | $ / shares		$ 100
Shelf Registration For Sale Of Common Stock Through At Market Program
Debt Instrument [Line Items]
Issuance of common stock (in shares) | shares																		2,100,000
Cash proceeds received from common stock																		$ 154,000,000
Issuance costs																		2,000,000
Issuance of common stock value																		645,000,000
Underwriters Option to Purchase | Common Stock | Forward Sale Agreements
Debt Instrument [Line Items]
Issuance of common stock (in shares) | shares																				22,100,000
Period to purchase common stock under option														30 days
Issuance of shares of common stock under option to purchase | shares													2,100,000
Underwriters Option to Purchase | Common Stock | Maximum | Forward Sale Agreements
Debt Instrument [Line Items]
Issuance of shares of common stock under option to purchase | shares														3,000,000
June 2006 Hybrids
Debt Instrument [Line Items]
Debt, amount redeemed																						$ 12,000,000
September 2006 Hybrids
Debt Instrument [Line Items]
Debt, amount redeemed																						13,000,000
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of long-term debt										$ 73,000,000
Shares of common stock issued in acquisition | shares											22,500,000
Shares of common stock issued in acquisition, value											$ 1,600,000,000
Right to receive conversion of common stock | shares											0.2492
Gain or loss recognized in equity transaction											$ 0
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities											$ 40,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[3]				6,000,000,000										6,000,000,000			6,000,000,000
Short-term debt					685,000,000										$ 685,000,000			685,000,000		$ 314,000,000	[4]
Repayment of long-term debt																		$ 590,000,000	$ 951,000,000
Issuance of common stock (in shares) | shares															0		0	0	0
Virginia Electric and Power Company | Tax Exempt Bonds
Debt Instrument [Line Items]
Number of series of tax exempt bonds | Bond								4
Aggregate outstanding principal amount								$ 198,000,000
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Facility Limit	[5]				1,500,000,000										$ 1,500,000,000			$ 1,500,000,000
Short-term debt					280,000,000										280,000,000			280,000,000		$ 10,000,000	[6]
Repayment of long-term debt																		3,300,000,000	$ 250,000,000
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities																		(40,000,000)
DESC
Debt Instrument [Line Items]
Line of credit sub-limit					500,000,000										500,000,000			$ 500,000,000
Repurchase of first mortgage bonds					552,000,000											$ 1,200,000,000
Tender offer expiration description																		tender offer that expired in the third quarter of 2019
SCANA
Debt Instrument [Line Items]
Repurchase of medium term notes									$ 300,000,000
Shares of common stock issued in acquisition | shares											95,600,000
Shares of common stock issued in acquisition, value											$ 6,800,000,000
Credit Facilities, Maturing in December 2017 with 1 year Automatic Renewals through 2023 | SBL Holdco
Debt Instrument [Line Items]
Facility Limit					30,000,000										30,000,000			$ 30,000,000
Automatic renewal period																		1 year
Short-term debt					0										0			$ 0
Credit Facilities, Maturing in May 2018 with 1 year Automatic Renewals through 2024 | Dominion Solar Projects III, Inc
Debt Instrument [Line Items]
Facility Limit					25,000,000										25,000,000			$ 25,000,000
Automatic renewal period																		1 year
Short-term debt					0										0			$ 0
Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, outstanding amount					$ 3,000,000,000.0										$ 3,000,000,000.0			3,000,000,000.0
Weighted average useful life					364 days
Term Loan Due in 2021 | Cove Point
Debt Instrument [Line Items]
Repayments of principal					$ 3,000,000,000.0													$ 3,000,000,000.0
Debt maturity year					2021
Variable Rate Term Loan | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of long-term debt										300,000,000
Senior Notes, Due in 2049 | Senior Notes
Debt Instrument [Line Items]
Debt maturity year									2049
Total Long-term Debt									$ 400,000,000							$ 400,000,000
Interest rate percentage									4.60%							4.60%
Senior Notes, Due in 2028 | Senior Notes
Debt Instrument [Line Items]
Debt maturity year									2028
Total Long-term Debt									$ 200,000,000							$ 200,000,000
Interest rate percentage									4.25%							4.25%
Senior Notes, Due in 2024 | Senior Notes
Debt Instrument [Line Items]
Debt maturity year								2024
Total Long-term Debt								$ 33,000,000
Interest rate percentage								5.49%
1.8% Tax-Exempt Bond | Virginia Electric and Power Company | Tax Exempt Bonds
Debt Instrument [Line Items]
Interest rate percentage								1.80%
Number of series of tax exempt bonds | Bond								1
1.9% Tax-Exempt Bond | Virginia Electric and Power Company | Tax Exempt Bonds
Debt Instrument [Line Items]
Interest rate percentage								1.90%
Number of series of tax exempt bonds | Bond								3
Senior Notes, Due in 2029 | Senior Notes
Debt Instrument [Line Items]
Debt maturity year							2029
Total Long-term Debt							$ 500,000,000
Interest rate percentage							2.875%
Senior Notes, Due in 2023 | Senior Notes | Private Placement
Debt Instrument [Line Items]
Debt maturity year						2023
Total Long-term Debt						$ 1,000,000,000.0
Interest rate percentage						2.45%
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds, Series 2003 Due in 2033, Coupon Rate until 2022 | Dominion Energy Terminal Company
Debt Instrument [Line Items]
Debt maturity year				2033
Total Long-term Debt				$ 27,000,000
Interest rate percentage				1.70%	1.55%										1.55%			1.55%
2014 Series A 2.50% Senior Notes | Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Interest rate percentage				2.50%
Debt, amount redeemed				$ 450,000,000
Debt instrument maturity month and year				2019-11														2019-12
Remarketable Subordinated Notes, 2016 Series A-1, due 2021 | Capital Unit, Class A
Debt Instrument [Line Items]
Total Long-term Debt																						$ 700,000,000
Interest rate percentage																						2.00%
Remarketable Subordinated Notes, 2016 Series A-2, due 2024 | Capital Unit, Class B
Debt Instrument [Line Items]
Total Long-term Debt																						$ 700,000,000
Interest rate percentage																						2.00%
Series A-1 Junior Subordinated Notes | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate percentage																						2.715%
Series A-2 Junior Subordinated Notes | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate percentage																						3.071%
Letter of Credit
Debt Instrument [Line Items]
Facility Limit					$ 2,000,000,000.0										$ 2,000,000,000.0			$ 2,000,000,000.0
Letter of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit					2,000,000,000.0										2,000,000,000.0			2,000,000,000.0
Letter of Credit | Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Facility Limit					1,500,000,000										1,500,000,000			1,500,000,000
Letter of Credit | DESC
Debt Instrument [Line Items]
Terminated credit facility									$ 700,000,000
Letter of Credit | Credit Facility, Maturing in June 2020
Debt Instrument [Line Items]
Facility Limit					21,000,000										21,000,000			21,000,000
Credit facility, outstanding amount					$ 21,000,000										$ 21,000,000			$ 21,000,000
Line of credit facility, termination date																		Jun. 30, 2020
Revolving Credit Facility | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Terminated credit facility										$ 500,000,000
Economic Development Authority of the County of Chesterfield Pollution Control Refunding Revenue Bonds, Series 2009A, due in 2023 | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest rate percentage								5.00%
Debt, amount redeemed								$ 40,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power, Questar Gas and DESC. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[6]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.